PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Pension Plans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined Benefit Plan Disclosure [Line Items]
Pension contributions	$ 708,000,000	$ 355,000,000	$ 185,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	18,424,000,000	18,113,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	17,571,000,000	17,277,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	12,912,000,000	12,679,000,000
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Bond Yields, Related to Future Expected Actuarially Determined Cash Flows	60.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Bond Yields, Related to Future Expected Actuarially Determined Cash Flows	90.00%
Defined Contribution Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan expense recognized	184,000,000	156,000,000	49,000,000
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation	20,100,000,000	18,900,000,000
Pension contributions	708,000,000
Expected pension contributions	$ 700,000,000
Discount rate - benefit obligations	5.38%	5.71%
Rate of increase in future compensation levels - benefit obligations	4.13%	4.14%
Discount rate - net periodic costs	5.71%	6.53%
Rate of increase in future compensation levels - net periodic costs	4.17%	4.01%
Expected long-term rate of return on plan assets - net periodic costs	7.74%	8.03%
Defined Benefit Pension Plans, U.S.
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	5.51%	5.97%
Rate of increase in future compensation levels - benefit obligations	4.50%	4.50%
Discount rate - net periodic costs	5.97%	6.82%
Rate of increase in future compensation levels - net periodic costs	4.50%	4.31%
Expected long-term rate of return on plan assets - net periodic costs	8.16%	8.46%